Equity, Share-Based Payment Reserve - Additional Information (Detail)		12 Months Ended
	Dec. 21, 2017 BRL (R$) shares	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of options available and exercisable on first anniversary		34.00%
Percentage of options available and exercisable on second anniversary		33.00%
Percentage of options available and exercisable on third anniversary		33.00%
Stock options exercise term period		11 years
Number of shares issued | shares	27,001,889
Share-based payment reserve [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense		R$ 0	R$ 2,945,000	R$ 28,937,000
Liabilities			R$ 1,620,000
Ambiental Employee SPV, Inc [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense		R$ 26,461,000
Number of shares issued | shares	1,983,000
Exercise price of options	R$ 0.0001
Percentage of shares vested and exchanged on first anniversary of the effective date	5.00%
Percentage of shares vested on first anniversary of the effective date	20.00%
Percentage of shares vested on second anniversary of the effective date	25.00%
Percentage of shares vested on third anniversary of the effective date	25.00%
Percentage of shares vested on fourth anniversary of the effective date	25.00%
Granted		0	1,983,000